Loans - PCI Loans, Accretable Yield (Details 9) (Purchased Credit Impaired [Member], USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Purchased Credit Impaired [Member]
Accretable Yield Activity [Roll Forward]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield	$ 18,816	$ 20,571	$ 19,097	$ 25,544
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield, Accretion	706	787	1,410	1,673
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield, Changes In Interest Rates On Variable Rate Loans	181	333	213	727
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield, Reclassifications to Nonaccretable Difference	(154)	(170)	(609)	3,523
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield CLONE	$ 18,083	$ 19,621	$ 18,083	$ 19,621
Accretable yield percentage	4.36%	4.20%	4.32%	4.39%